Property and Equipment, Net (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property and Equipment, Net
Property and equipment, gross	¥ 939,172,109	¥ 650,313,971
Less: accumulated depreciation	(214,000,566)	(96,298,740)
Less: accumulated impairment loss	(5,135,573)
Property and equipment, net	720,035,970	554,015,231
Depreciation and amortization related to property and equipment	124,083,503	67,512,655	¥ 23,702,255
Impairment loss	7,222,765	1,001,880	¥ 0
Furniture and office equipment
Property and Equipment, Net
Property and equipment, gross	57,867,896	44,636,186
Kitchen equipment
Property and Equipment, Net
Property and equipment, gross	199,362,443	151,405,306
Software
Property and Equipment, Net
Property and equipment, gross	56,181,672	30,171,796
Leasehold improvements
Property and Equipment, Net
Property and equipment, gross	602,788,920	408,353,529
Construction in progress
Property and Equipment, Net
Property and equipment, gross	¥ 22,971,178	¥ 15,747,154